UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8820

         The Markman MultiFund Trust
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

         6600 France Avenue South, Minneapolis, Minnesota 55435
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Robert J. Markman, 6600 France Avenue South, Minneapolis, Minnesota 55435
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (952) 920-4848

Date of fiscal year end:   12/31

Date of reporting period:  03/31/05

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

MARKMAN TOTAL RETURN CORE FUND
PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)

                   Shares                                                                        Market Value
                   COMMON STOCKS   92.0%
                   ENERGY/NATURAL RESOURCES   21.1%
                   48,000          Valero Energy Corporation                                       $3,516,961
                   25,000          PetroChina Company Ltd. - ADR                                    1,580,500
                   55,000          BHP Billiton Ltd. - ADR                                          1,538,900
                   15,000          Oil Service HOLDRs Trust                                         1,443,750
                   26,000          Peabody Energy Corporation                                       1,205,360
                   20,000          Eastman Chemical Company                                         1,180,000
                   45,000          Sasol Ltd. - Sponsored ADR                                       1,073,250
                                                                                             -----------------
                                                                                                  $11,538,721

                   REAL ESTATE INVESTMENT TRUST   15.5%
                   31,500          Vornado Realty Trust                                            $2,182,005
                   35,000          Rayonier, Inc.                                                   1,733,550
                   53,900          BioMed Realty Trust, Inc.                                        1,110,340
                   20,000          The Mills Corporation                                            1,058,000
                   35,000          LaSalle Hotel Properties                                         1,016,750
                   35,000          Nationwide Health Properties, Inc.                                 707,350
                   30,000          Realty Income Corporation                                          686,400
                                                                                             -----------------
                                                                                                   $8,494,395

                   HEALTH CARE/MEDICAL   11.1%
                   25,000          UnitedHealth Group, Inc.                                        $2,384,500
                   27,000          The Cooper Companies, Inc.                                       1,968,300
                   55,000          Teva Pharmaceutical Industries Ltd. - ADR                        1,705,000
                                                                                             -----------------
                                                                                                   $6,057,800

                   SOFTWARE & SERVICES   10.1%
                   100,000         Symantec Corporation                                            $2,133,000
                   37,000          Cerner Corporation*                                              1,942,870
                   10,000          Infosys Technologies Ltd.                                          737,300
                   25,000          SanDisk Corporation*                                               695,000
                                                                                             -----------------
                                                                                                   $5,508,170

                   HOMEBUILDERS/REAL ESTATE DEVELOPMENT   8.3%
                   35,000          Toll Brothers, Inc.*                                            $2,759,750
                   40,000          Desarrolladora Homex - ADR*                                       $983,200
                   12,000          The St. Joe Company                                                807,600
                                                                                             -----------------
                                                                                                   $4,550,550

                   LEISURE   5.6%
                   36,000          Royal Caribbean Cruises Ltd.                                    $1,608,840
                   46,000          Steiner Leisure Ltd.*                                            1,471,050
                                                                                             -----------------
                                                                                                   $3,079,890

MARKMAN TOTAL RETURN CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)

                   Shares                                                                        Market Value
                   COMMON STOCKS   92.0% - Continued
                   INDUSTRIAL EQUIPMENT & COMPONENTS   4.7%
                   40,000          Pentair, Inc.                                                   $1,560,000
                   46,000          Ceradyne, Inc.                                                   1,029,020
                                                                                             -----------------
                                                                                                   $2,589,020
                   CONSUMER ELECTRONICS   4.7%
                   34,000          Apple Computer, Inc.                                            $1,416,780
                   35,000          Eastman Kodak Company                                            1,139,250
                                                                                             -----------------
                                                                                                   $2,556,030
                   MEDIA   4.0%
                   70,000          XM Satellite Radio Holdings, Inc.*                              $2,205,000
                                                                                             -----------------

                   RETAIL   4.0%
                   29,000          Starbucks Corporation*                                          $1,498,140
                   5,000           Sears Holdings Corporation*                                        665,850
                                                                                             -----------------
                                                                                                   $2,163,990

                   INTERNET COMMERCE   2.9%
                   43,000          eBay, Inc.*                                                     $1,602,180
                                                                                             -----------------

                   TOTAL COMMON STOCKS                                                            $50,345,746
                                                                                             -----------------

                   BOND FUNDS   5.3%
                   138,604         PIMCO Emerging Markets Bond Fund - INST Class                   $1,466,426
                   185,352         Northeast Investors Trust                                        1,432,769
                                                                                             -----------------

                   TOTAL BOND FUNDS                                                                $2,899,195
                                                                                             -----------------

                   STOCK FUNDS   3.0%
                   60,000          First Israel Fund, Inc.*                                          $986,400
                   36,965          T. Rowe Price Emerging Europe & Mediterranean Fund*                651,324
                                                                                             -----------------

                   TOTAL STOCK FUNDS                                                               $1,637,724
                                                                                             -----------------

                   MONEY MARKET FUNDS   0.4%
                   233,159         5/3 Prime Money Market Fund                                       $233,159
                                                                                             -----------------

                   TOTAL INVESTMENT SECURITIES
                   (Cost $49,944,027)   100.7%                                                    $55,115,824
                   LIABILITIES IN  EXCESS OF OTHER ASSETS   (0.7%)                                   (390,417)
                                                                                             -----------------
                   NET ASSETS   100.0%                                                            $54,725,407
                                                                                             -----------------

* Non-income producing security.
ADR - American Depository Receipt.

See accompanying Notes to Portfolio of Investments.

MARKMAN TOTAL RETURN CORE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)


Securities valuation - Shares of common stocks, closed-end funds and exchange traded funds are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Shares of open-end mutual funds and money market funds in which the Fund invests are valued at their respective net asset values as reported by the underlying funds. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal tax information - The aggregate identified cost for federal income tax purposes is $50,050,166, resulting in gross unrealized appreciation and depreciation of $6,085,232 and $1,019,574, respectively, and net unrealized appreciation of $5,065,658.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Markman MultiFund Trust

By (Signature and Title)


/s/ Robert J. Markman
---------------------
Robert J. Markman
President

Date:  May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Robert J. Markman
---------------------
Robert J. Markman
President

Date:  May 23, 2005

By (Signature and Title)


/s/ Judith E. Fansler
---------------------
Judith E. Fansler
Treasurer and Chief Financial Officer

Date:  May 23, 2005